Commitments (Tables)	12 Months Ended
Jun. 30, 2019
Commitments
Schedule of future aggregate minimum lease payments under non-cancellable operating lease

	2019	2018
	£’000	£’000
Within 1 year	1,956	1,756
Later than 1 year but not later than 5 years	2,346	2,739
Later than 5 years	3,785	3,866
	8,087	8,361

Schedule of future aggregate minimum rental receivable under non-cancellable operating lease

	2019	2018
	£’000	£’000
Within 1 year	2,100	1,278
Later than 1 year but not later than 5 years	5,777	2,866
Later than 5 years	13,994	9,550
	21,871	13,694